Shareholder Report, Holdings (Details)	Aug. 31, 2024
Defiance R2000 Enhanced Options Income ETF | U.S. Treasury Note/Bond - 0.75%, 11/15/2024 [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.70%
Defiance R2000 Enhanced Options Income ETF | U.S. Treasury Note/Bond - 3.88%, 01/15/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.90%
Defiance R2000 Enhanced Options Income ETF | U.S. Treasury Note/Bond - 3.00%, 07/15/2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.80%
Defiance R2000 Enhanced Options Income ETF | U.S. Treasury Note/Bond - 2.63%, 04/15/2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Defiance R2000 Enhanced Options Income ETF | Russell 2000 Index, Expiration: 09/03/2024; Exercise Price: $2,225.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
Defiance R2000 Enhanced Options Income ETF | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	91.10%
Defiance R2000 Enhanced Options Income ETF | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
Defiance R2000 Enhanced Options Income ETF | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Defiance Nasdaq 100 Enhanced Options Income ETF | U.S. Treasury Note/Bond - 0.75%, 11/15/2024 [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.40%
Defiance Nasdaq 100 Enhanced Options Income ETF | U.S. Treasury Note/Bond - 3.88%, 01/15/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.20%
Defiance Nasdaq 100 Enhanced Options Income ETF | U.S. Treasury Note/Bond - 3.00%, 07/15/2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.20%
Defiance Nasdaq 100 Enhanced Options Income ETF | U.S. Treasury Note/Bond - 2.63%, 04/15/2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Defiance Nasdaq 100 Enhanced Options Income ETF | NASDAQ 100 Index, Counterparty: American Stock Exchange; Expiration: 09/03/2024; Exercise Price: $19,630.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
Defiance Nasdaq 100 Enhanced Options Income ETF | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	94.70%
Defiance Nasdaq 100 Enhanced Options Income ETF | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
Defiance Nasdaq 100 Enhanced Options Income ETF | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Defiance S&P 500 Enhanced Options Income ETF | U.S. Treasury Note/Bond - 0.75%, 11/15/2024 [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.00%
Defiance S&P 500 Enhanced Options Income ETF | U.S. Treasury Note/Bond - 3.88%, 01/15/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.60%
Defiance S&P 500 Enhanced Options Income ETF | U.S. Treasury Note/Bond - 3.00%, 07/15/2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.50%
Defiance S&P 500 Enhanced Options Income ETF | U.S. Treasury Note/Bond - 2.63%, 04/15/2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Defiance S&P 500 Enhanced Options Income ETF | S&P 500 Index, Expiration: 09/03/2024; Exercise Price: $5,660.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
Defiance S&P 500 Enhanced Options Income ETF | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.90%
Defiance S&P 500 Enhanced Options Income ETF | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
Defiance S&P 500 Enhanced Options Income ETF | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Defiance S&P 500 Income Target ETF | iShares Core S&P 500 ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.90%
Defiance S&P 500 Income Target ETF | S&P 500 Index, Expiration: 09/03/2024; Exercise Price: $5,655.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Defiance S&P 500 Income Target ETF | S&P 500 Index, Expiration: 09/03/2024; Exercise Price: $5,645.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
Defiance S&P 500 Income Target ETF | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
Defiance S&P 500 Income Target ETF | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.90%
Defiance S&P 500 Income Target ETF | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Defiance S&P 500 Income Target ETF | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
Defiance Nasdaq 100 Income Target ETF | Invesco QQQ Trust Series 1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.20%
Defiance Nasdaq 100 Income Target ETF | NASDAQ 100 Index, Counterparty: American Stock Exchange, Expiration: 09/03/2024; Exercise Price: $19,580.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Defiance Nasdaq 100 Income Target ETF | NASDAQ 100 Index, Counterparty: American Stock Exchange; Expiration: 09/03/2024; Exercise Price: $19,540.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
Defiance Nasdaq 100 Income Target ETF | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
Defiance Nasdaq 100 Income Target ETF | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.20%
Defiance Nasdaq 100 Income Target ETF | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Defiance Nasdaq 100 Income Target ETF | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
Defiance Oil Enhanced Options Income ETF | U.S. Treasury Note/Bond - 0.75%, 11/15/2024 [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.20%
Defiance Oil Enhanced Options Income ETF | U.S. Treasury Note/Bond - 3.88%, 01/15/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.60%
Defiance Oil Enhanced Options Income ETF | U.S. Treasury Note/Bond - 3.00%, 07/15/2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.60%
Defiance Oil Enhanced Options Income ETF | U.S. Treasury Note/Bond - 2.63%, 04/15/2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.30%
Defiance Oil Enhanced Options Income ETF | United States Oil Fund LP, Expiration: 09/04/2024; Exercise Price: $75.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.70%)
Defiance Oil Enhanced Options Income ETF | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.70%
Defiance Oil Enhanced Options Income ETF | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.70%)
Defiance Oil Enhanced Options Income ETF | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%